PIA High Yield (MACS) Fund
Schedule of Investments
August 31, 2024 (Unaudited)

CORPORATE BONDS - 95.3%	Par	Value
Advertising - 1.1%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030 (a)	$1,800,000	$1,882,436

Agriculture - 1.0%
Vector Group Ltd., 5.75%, 02/01/2029 (a)	1,700,000	1,725,906

Airlines - 1.4%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (a)	2,945,000	2,417,747

Auto Manufacturers - 1.0%
PM General Purchaser LLC, 9.50%, 10/01/2028 (a)	1,750,000	1,795,745

Building Materials - 3.8%
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (a)	1,995,000	2,022,719
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	750,000	771,207
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	1,775,000	1,687,330
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	1,650,000	1,648,351
8.88%, 11/15/2031 (a)	350,000	376,080
		6,505,687

Chemicals - 10.6%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)	2,597,000	1,346,609
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	1,675,000	1,360,210
12.00%, 02/15/2031 (a)	1,200,000	1,182,222
GPD Cos., Inc., 10.13%, 04/01/2026 (a)	2,570,000	2,246,427
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	2,084,000	1,822,788
Innophos Holdings, Inc., 9.38%, 02/15/2028 (a)	300,000	282,207
Iris Holdings, Inc., 8.75% (includes 9.50% PIK), 02/15/2026 (a)	2,495,000	2,286,293
Mativ Holdings, Inc., 6.88%, 10/01/2026 (a)	1,940,000	1,938,930
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 05/15/2026 (a)	2,465,000	696,215
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	1,910,000	2,046,520
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	1,000,000	953,923
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029 (a)	2,250,000	2,125,540
		18,287,884

Coal - 1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	2,065,000	1,878,589

Commercial Services - 10.4%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	2,100,000	1,909,668
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	1,925,000	1,975,929
Cimpress PLC, 7.00%, 06/15/2026	1,925,000	1,923,450
CPI CG, Inc., 10.00%, 07/15/2029 (a)	675,000	711,035
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	2,000,000	1,848,361
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	1,990,000	1,945,487
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (a)	1,875,000	1,860,384
StoneMor, Inc., 8.50%, 05/15/2029 (a)	2,130,000	1,910,502
VT Topco, Inc., 8.50%, 08/15/2030 (a)	1,610,000	1,695,385
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (a)	2,224,000	2,216,231
		17,996,432

Computers - 1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	2,100,000	2,010,414

Distribution/Wholesale - 2.7%
Verde Purchaser LLC, 10.50%, 11/30/2030 (a)	2,700,000	2,911,100
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	1,695,000	1,817,723
		4,728,823

Diversified Financial Services - 2.2%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	700,000	693,113
6.88%, 04/15/2030 (a)	1,255,000	1,245,269
9.25%, 07/01/2031 (a)	300,000	321,128
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029 (a)	1,400,000	1,489,858
		3,749,368

Engineering & Construction - 3.0%
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	1,560,000	1,701,682
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (a)	1,550,000	1,551,216
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	1,885,000	1,935,682
		5,188,580

Entertainment - 0.9%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	1,625,000	1,613,976

Food - 2.4%
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/2026 (a)	1,400,000	119,000
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	1,885,000	1,968,883
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	2,250,000	2,117,084
		4,204,967

Food Service - 1.7%
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	835,000	831,972
10.50%, 05/15/2029 (a)	2,065,000	2,061,866
		2,893,838

Forest Products & Paper - 2.3%
Glatfelter Corp., 4.75%, 11/15/2029 (a)	2,165,000	1,885,005
Mercer International, Inc.
12.88%, 10/01/2028 (a)	700,000	728,930
5.13%, 02/01/2029	1,725,000	1,412,532
		4,026,467

Healthcare-Products - 1.2%
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (a)	1,900,000	1,989,465

Healthcare-Services - 2.9%
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (a)	775,000	830,596
Kedrion SpA, 6.50%, 09/01/2029 (a)	2,265,000	2,134,703
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029 (a)	2,850,000	2,041,682
		5,006,981

Internet - 1.2%
ION Trading Technologies Sarl
5.75%, 05/15/2028 (a)	1,680,000	1,589,037
9.50%, 05/30/2029 (a)	525,000	557,862
		2,146,899

Iron/Steel - 2.6%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	2,020,000	2,046,341
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	2,600,000	2,445,389
		4,491,730

Leisure Time - 0.9%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	1,500,000	1,559,664

Machinery-Diversified - 2.8%
GrafTech Finance, Inc., 4.63%, 12/15/2028 (a)	2,220,000	1,488,781
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028 (a)	550,000	442,001
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	1,900,000	1,950,029
OT Merger Corp., 7.88%, 10/15/2029 (a)	2,156,000	978,252
		4,859,063

Media - 3.7%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026 (a)	2,230,000	1,276,675
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026 (a)	2,675,000	1,595,557
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	1,375,000	1,208,194
7.38%, 06/30/2030 (a)	400,000	384,230
Urban One, Inc., 7.38%, 02/01/2028 (a)	2,512,000	1,829,663
		6,294,319

Metal Fabricate/Hardware - 1.1%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	2,008,000	1,943,629

Mining - 2.2%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (a)	1,550,000	1,667,817
Compass Minerals International, Inc., 6.75%, 12/01/2027 (a)	2,255,000	2,199,663
		3,867,480

Miscellaneous Manufacturing - 1.2%
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	1,950,000	2,116,990

Office-Business Equipment - 2.6%
Pitney Bowes, Inc., 6.88%, 03/15/2027 (a)	2,400,000	2,372,201
Xerox Holdings Corp.
5.50%, 08/15/2028 (a)	1,900,000	1,628,345
8.88%, 11/30/2029 (a)	425,000	398,818
		4,399,364

Oil & Gas Services - 4.3%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	2,000,000	2,009,418
Enerflex Ltd., 9.00%, 10/15/2027 (a)	1,885,000	1,958,513
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	1,835,000	1,851,403
Welltec International ApS, 8.25%, 10/15/2026 (a)	1,500,000	1,534,257
		7,353,591

Packaging & Containers - 2.1%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	1,550,000	1,448,533
LABL, Inc.
5.88%, 11/01/2028 (a)	1,350,000	1,247,810
9.50%, 11/01/2028 (a)	950,000	972,101
		3,668,444

Pipelines - 9.1%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	625,000	631,420
6.88%, 01/15/2029	1,175,000	1,184,243
8.25%, 01/15/2032 (a)	390,000	405,806
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	2,699,000	2,547,914
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	1,915,000	2,098,105
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	875,000	893,205
8.38%, 02/15/2032 (a)	1,080,000	1,112,456
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	950,000	986,762
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 9.50%, 10/15/2026 (a)(b)	1,890,000	1,937,930
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/2026	1,972,000	1,941,062
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	1,875,000	1,964,985
		15,703,888

Retail - 1.0%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)	1,875,000	1,759,445

Software - 4.0%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	2,295,000	2,269,448
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028 (a)	1,625,000	1,492,725
8.75%, 05/01/2029 (a)	370,000	385,551
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	1,090,000	1,131,426
6.50%, 02/15/2029 (a)	1,735,000	1,587,087
		6,866,237

Transportation - 4.5%
Brightline East LLC, 11.00%, 01/31/2030 (a)	2,270,000	2,072,341
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	1,900,000	1,770,327
Rand Parent LLC, 8.50%, 02/15/2030 (a)	2,000,000	2,001,872
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (a)	1,875,000	1,943,094
		7,787,634

Trucking & Leasing - 1.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/2031 (a)	750,000	786,658
7.00%, 06/15/2032 (a)	1,125,000	1,177,620
		1,964,278
TOTAL CORPORATE BONDS (Cost $169,959,009)		164,685,960

COMMON STOCKS - 0.1%	Shares
Building Materials - 0.1%
Northwest Hardwoods (c)(d)	2,996	104,860
TOTAL COMMON STOCKS (Cost $137,016)		104,860

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
Fidelity Government Portfolio - Class Institutional, 5.21% (e)	4,642,074	4,642,074
TOTAL SHORT-TERM INVESTMENTS (Cost $4,642,074)		4,642,074

TOTAL INVESTMENTS - 98.1% (Cost $174,738,099)		169,432,894
Other Assets in Excess of Liabilities - 1.9%		3,308,213
TOTAL NET ASSETS - 100.0%		$172,741,107

Percentages are stated as a percent of net assets.
PIK - Payment in Kind

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $155,649,624 or 90.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of August 31, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $104,860 or 0.1% of net assets as of August 31, 2024.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

PIA High Yield (MACS) Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$164,685,960	$–	$164,685,960
Common Stocks	–	–	104,860	104,860
Money Market Funds	4,642,074	–	–	4,642,074
Total Investments	$4,642,074	$164,685,960	$104,860	$169,432,894

Refer to the Schedule of Investments for further disaggregation of investment categories.

 The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2023	$149,800
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(44,940)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2024	$104,860

The change in unrealized appreciation/(depreciation) for Level 3 securities held at August 31, 2024, and classified as Level 3 was $(44,940).